Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

YieldMax® AAPL Option Income Strategy ETF (APLY)

YieldMax® ABNB Option Income Strategy ETF (ABNY)

YieldMax® ADBE Option Income Strategy ETF (ADBY)

YieldMax® AI Option Income Strategy ETF (AIYY)

YieldMax® AMD Option Income Strategy ETF (AMDY)

YieldMax® AMZN Option Income Strategy ETF (AMZY)

YieldMax® BA Option Income Strategy ETF (BAYY)

YieldMax® BIIB Option Income Strategy ETF (BIYY)

YieldMax® BRK.B Option Income Strategy ETF (BRKC)

YieldMax® COIN Option Income Strategy ETF (CONY)

YieldMax® DIS Option Income Strategy ETF (DISO)

YieldMax® GOOGL Option Income Strategy ETF (GOOY)

YieldMax® INTC Option Income Strategy ETF (INYY)

YieldMax® JPM Option Income Strategy ETF (JPMO)

YieldMax® META Option Income Strategy ETF (FBY)

Each listed on NYSE Arca, Inc.

October 14, 2025

Supplement to the Prospectus and
Statement of Additional Information (“SAI”),
each dated February 28, 2025,
and where applicable a Fund’s Summary Prospectus

Effective immediately, all references in the Funds’ summary prospectuses, prospectus and SAI to the frequency of the Funds’ payment of income distributions are hereby changed to reflect that the Funds will seek to make such distributions on a weekly basis.

Please retain this Supplement for future reference.